Earnings per Share - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Stock price | $ / shares	$ 48.88
Senior Unsecured Convertible Bonds [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Debt Instrument equity spread conversion price | $	$ 153